Segment Information (Details Narrative) - USD ($)	1 Months Ended
	Nov. 24, 2025	Sep. 09, 2025
Subsequent Event [Line Items]
Deposits		$ 100,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount	$ 200,000
Deposits	$ 133,000